ANNUAL REPORT

1995
1995
1995
1995
1995

Smith Barney
Limited
Maturity
Municipals
Fund
----------------------------
November 30, 1995




[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND


Dear Shareholder:

We are pleased to provide the annual report for the fiscal year ended November 30, 1995 for Smith Barney Limited Maturity Municipals Fund. In this report, we summarize the period's prevailing economic and market conditions. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

ECONOMIC AND MUNICIPAL BOND
MARKET OVERVIEW

The tax exempt market over the past twelve months has been anything but dull. Following six interest rate increases by the Federal Reserve in 1994, economic growth and inflation subsided during 1995. At this point in time, however, the fixed income markets are rallying, perhaps having concluded that the Federal Reserve has achieved the goal of a soft landing for the economy. While participating in the markets' overall rally, the municipal bond market has lagged somewhat. Other factors have impacted on the municipal bond market such as the strong performance of the equity markets, the spillover effect of the bankruptcy filing by Orange County, California and the current federal budget impasse in Washington, D.C.

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. We believe both intermediate and long-term municipal bonds offer investors excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasury bonds, all but the most radical of tax reform proposals are fully discounted in current long-term municipal bond prices.

In our view, the Federal Reserve will likely find it necessary to lower short-term interest rates over the upcoming months to maintain steady economic growth. A positive resolution of the current budget debate in Washington, D.C. would perhaps help to accelerate the pattern of Federal Reserve easing. An equally important factor to the municipal bond market, however, is the outlook for a continued low level of inflation.

PORTFOLIO UPDATE

During the period covered by this report, the total return of the Smith Barney Limited Maturity Municipals Fund was 7.88% for Class A shares and the Fund's average weighted maturity at the end of November 30, 1995 was 4.10 years.

DIVIDEND POLICY

Smith Barney Limited Maturity Municipals Fund does not fix a monthly dividend rate, but rather instead distributes all income earned by the Fund on a monthly basis to shareholders. We will continue to strive to offer an attractive dividend distribution rate.

At this time, we would like to thank you for your investment in the Smith Barney Limited Maturity Municipals Fund.

Sincerely,

/s/ Heath B. McLendon     /s/ Lawrence T. McDermott

    Heath B. McLendon         Lawrence T. McDermott
    Chairman and Chief        Vice President and
    Executive Officer         Investment Officer

January 10, 1996

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

------------------------------------------------------------------------------------------------
Historical Peformance -- Class A Shares
-------------------------------------------------------------------------------------------------
                                                   Net Asset Value
                                                   ---------------
                                                   Beginning  End       Income       Total
Year Ended                                         of Year    of Year   Dividends    Returns(1)
----------                                         --------------------------------------------
11/30/95                                             $7.94    $ 8.18      $0.37        7.88%

11/30/94                                              8.26      7.94       0.34        0.23

11/30/93                                              8.07      8.26       0.36        6.98

Inception* - 11/30/92                                 7.90      8.07       0.36        6.88+

Total                                                                     $1.43

-------------------------------------------------------------------------------------------------
Historical Performance -- Class C Shares
-------------------------------------------------------------------------------------------------
                                                   Net Asset Value
                                                   ---------------
                                                   Beginning  End       Income       Total
Year Ended                                         of Year    of Year   Dividends    Returns(1)
----------                                         --------------------------------------------
11/30/95                                             $7.94    $ 8.19      $0.35        7.74%
Inception* - 11/30/94                                 7.92      7.94       0.00        0.31+

Total                                                                     $0.35

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
-----------------------------------------------------------------------------------------------------------------------
                                                                          Without Sales Charge(1)
                                                                          -----------------------
                                                                          Class A     Class C
                                                                          -------------------
Year Ended 11/30/95                                                          7.88%     7.74%
Inception* through 11/30/95                                                  5.56      7.78

                                                                           With Sales Charge(2)
                                                                          -----------------------
                                                                          Class A     Class C
Year Ended 11/30/95                                                          5.75%     6.74%
Inception* through 11/30/95                                                  5.02      7.78

-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return
-----------------------------------------------------------------------------------------------------------------------
                                                                             Without Sales Charge(1)
                                                                             -----------------------
Class A (Inception* through 11/30/95)                                              23.63%
Class C (Inception* through 11/30/95)                                               8.07

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.

(2) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed less than one year from initial purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A and C shares are December 31, 1991 and November 17, 1994, respectively.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Historical Peformance (unaudited)
--------------------------------------------------------------------------------
              GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF THE
                 SMITH BARNEY LIMITED MATURITY MUNICIPALS FUND
              VS. LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND
             LIPPER ANALYTICAL SERVICES, INC. PEER GROUP AVERAGE+

                        December 1991 -- November 1995

                                 [Chart Here]

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The Lehman Brothers 5-Year Municipal Bond Index ("Index") is a broad based index which includes about 3,400 tax-free issues totaling approximately $39 billion in market capitalization. The average maturity of the securities in the index is approximately 5.09 years. The Lipper Analytical Services, Inc. Peer Group Average is composed of an average of the Fund's Peer Group of Mutual Funds (55 funds as of November 30, 1995) investing in limited maturity municipal securities. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY
LIMITED MATURITY  MUNICIPALS FUND
--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               November 30, 1995
--------------------------------------------------------------------------------
INDUSTRY BREAKDOWN

                               [Pie Chart Here]

SUMMARY OF INVESTMENTS BY COMBINED RATINGS

                         STANDARD &                     PERCENTAGE OF
MOODY'S        AND/OR    POOR'S                         TOTAL INVESTMENTS
-------------------------------------------------------------------------
Aaa                      AAA                                  29.2%
Aa                       AA                                   18.5
A                        A                                    22.1
Baa                      BBB                                  28.6
NR                       NR                                    1.6
                                                             100.0%

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments                                                                              November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100%
Arizona -- 1.5%
$   810,000                         AAA      Yuma & La Paz County, AZ Community College
                                               District, Arizona Western College, AMBAC-Insured,
                                               6.200% due 7/1/98                                            $   853,538
California -- 1.8%
  1,000,000                         BBB-     Central Valley, CA Financing Authority, (Cogeneration
                                               Project Revenue), Carson Inc., 5.000% due 7/1/98               1,003,750

Colorado -- 2.7%
    610,000                         AAA      Arapahoe County, CO COP, AMBAC-Insured,
                                               5.400% due 12/1/96                                               619,022
    335,000                         AA       Colorado Housing Finance Authority,
                                               (Single-Family Project), Series A3, 5.750% due 5/1/97            339,188
    500,000                         A3*      Meridian, CO GO, Metropolitan District, Refunding
                                               Bonds, 7.000% due 12/1/97                                        514,375
                                                                                                              1,472,585
Connecticut -- 1.2%
    625,000                         BBB-     New Haven, CT GO, Series B, 5.700% due 12/1/97                     640,625
District of Columbia --  4.2%
    685,000                         B-       District of Columbia COP, 6.000% due 1/1/97                        687,987
    250,000                         B        District of Columbia GO, Series A, 5.000%                          247,188
                                               due 6/1/98
  1,295,000                         AAA      Washington, DC Metro Area Transit Authority, 6.000%
                                               due 7/1/98                                                     1,359,750
                                                                                                              2,294,925
Florida -- 1.6%
    850,000                         AAA      Broward County, FL Educational Facilities Authority Revenue,
                                               5.150% due 4/1/99                                                871,250
Guam -- 3.4%
  1,800,000                         BBB      Government of Guam GO, 5.750% due 8/15/99                        1,842,750
Idaho -- 0.3%
    135,000                         Aa*      Idaho Housing Agency, Single-Family Mortgage, Refunding
                                               Bonds, 5.500% due 1/1/97                                         137,299
Illinois -- 9.0%
     250,000                        BBB+     Hoffman Estates, IL Tax Increment Revenue, Junior Lien,
                                              (Hoffman Estates Development Project), 6.500% due 5/15/01         271,875

                      SEE NOTES TO FINANCIAL  STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                                                  November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
Illinois -- 9.0%
 (continued)
$ 1,000,000                         Aa2*     Illinois Development Financing Authority,
                                               Adjustable Demand Revenue Bonds,
                                               Catholic Charities Housing, Series A, 5.000% due
                                               1/1/28                                                      $1,013,750

    500,000                         Aa3*     Illinois Educational Facilities Authority,
                                               Adjustable Demand Revenue Bonds, Museum of Science and
                                               Industry, 5.625% due 10/1/26                                   504,170
                                             Illinois Health Facilities
                                               Authority, Revenue Bonds:
  1,040,000                         AAA      Children's Memorial Hospital, MBIA-Insured,
                                               6.000% due 8/15/98                                           1,089,400
  1,045,000                         AAA      Delnor Community Hospital, FSA-Insured,
                                               4.500% due 5/15/98                                           1,055,450
  1,000,000                         AAA      St. Clair County, IL GO, FGIC-Insured, 4.600% due 10/1/98      1,015,000
                                                                                                            4,949,645
Indiana -- 3.1%
                                             Indiana Bond Bank, (Special Project):
    415,000                         A          Series F, 5.800% due 8/1/97                                    426,931
    500,000                         A        Guaranteed Revolving, 4.900% due 2/1/99                          506,875
    750,000                         AA       Warrick County, IN Environmental Improvement, (Southern
                                               Indiana Gas & Electric Project), Series A, 4.650% due
                                               5/1/28                                                         759,375
                                                                                                            1,693,181
Iowa -- 3.6%
    400,000                         AAA      Iowa State, Housing Finance Authority, Single-Family
                                               Mortgage, Series F, AMBAC-Insured, 5.150% due 1/1/98           409,000
    350,000                         Aa1*     Iowa Student Loan Liquidity Corporation,
                                             Student Loan Revenue, Series A, 6.000% due 3/1/98                360,063
  1,190,000                         AAA      Sioux City, IO Hospital Revenue Refunding, Sisters of
                                             Mercy Health, Series D, MBIA-Insured, 5.000% due 8/15/98       1,218,262
                                                                                                            1,987,325
Kentucky -- 1.8%
    990,000                         AA-      University of Louisville, KY, Series J,                        1,007,325
                                               4.875% due 5/1/98
Louisiana -- 2.4%
    305,000                         AAA      Louisiana Public Facilities Revenue, Student Loan,
                                               Louisiana Opportunity Loan, Series A, FSA-Insured,
                                               5.700% due 1/1/97                                              310,893

                      SEE NOTES TO FINANCIAL  STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                                                 November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
Louisiana -- 2.4% (continued)
$   500,000                         AAA      Louisiana State GO, Refunding Bond, Series A,
                                               CGIC-Insured, 6.600% due 8/1/97                            $   521,875
    500,000                         AAA      New Orleans, LA Exhibit Hall Authority, Hotel
                                               Occupancy Tax Revenue, AMBAC-Insured,
                                               5.250% due 1/15/97                                             508,125
                                                                                                            1,340,893
Maine -- 0.5%
    250,000                         AAA      Maine Health & Higher Educational Facilities, Special
                                               Obligation Revenue, Medium Term Facilities,
                                               FSA-Insured, 5.500% due 7/1/97                                 256,562
Maryland -- 0.6%
    320,000                         AA+      Montgomery County, MD Housing Authority, Multi-Family
                                               Revenue, Series 85A, Hunt Club, 6.000% due 2/1/07(a)           320,426
Massachusetts -- 10.2%
    750,000                         Baa1*    Lowell, MA GO, 5.500% due 8/15/97                                767,812
                                             Massachusetts Municipal Electric Wholesale Company,
                                               Power Supply System Revenue:
                                                 Series C:
    285,000                         BBB+           5.800% due 7/1/96                                          288,297
    205,000                         BBB+           6.000% due 7/1/97                                          211,406
    100,000                         BBB+           Series E, 5.100% due 7/1/97                                101,750
    445,000                         A        Massachusetts State Health and Educational
                                               Facilities Authority, Medical Center of Central
                                               Massachusetts, Series A, 6.000% due 7/1/97                     459,462
    500,000                         A        Massachusetts Water Resources Authority, Series A, 5.600%
                                               due  7/15/96                                                   505,390
                                             New England Educational Loan Marketing Corporation,
                                               Student Loan:
  1,000,000                         A-           Series B, 5.000% due 6/1/98                                1,012,500
  1,000,000                         A-           Series C, 4.750% due 7/1/98                                1,010,000
    500,000                         BBB-     Plymouth County, MA COP, Series A, 5.700% due 10/1/96            507,500
    720,000                         Baa1*    Springfield, MA (School Project), Series B, 5.300%
                                               due 9/1/97                                                     735,300
                                                                                                            5,599,417
Michigan -- 1.9%
    750,000                         BBB+     Detroit, MI District State Aid, 5.625% due 5/1/97                763,125

                      SEE NOTES TO FINANCIAL  STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                                                 November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
Michigan -- 1.9%
  (continued)
$   250,000                         A*       Michigan Higher Education Student Loan,
                                               Education
                                               Revenue, Series XIV-A, 5.400% due 10/1/96                  $   252,242
                                                                                                            1,015,367
Nevada -- 1.9%
  1,000,000                         AAA      Clark County, NV Airport Systems Revenue,
                                               MBIA-Insured, 7.500% due 7/1/97                              1,056,250
New Hampshire -- 0.5%
    275,000                         AAA      New Hampshire Higher Education & Health Authority
                                               Revenue, Elliot Hospital of Manchester,
                                               AMBAC-Insured, 5.700% due 10/1/97                              283,938
New Jersey -- 4.6%
    500,000                         Baa*     Atlantic County, NJ Utilities Authority,
                                               Solid Waste Revenue, 6.250% due 3/1/97                         505,625
    435,000                         BBB+     Camden County, NJ PCFA, Solid Waste Resource
                                               Recovery Revenue, Series D, 6.350% due 12/1/97                 443,700
  1,075,000                         BBB-     Hudson County, NJ Improvement Authority,
                                               5.750% due 1/1/98                                            1,072,313
    500,000                         A-       New Jersey Health Care Facilities Center, Atlantic City
                                               Medical Center, Series C, 5.600% due 7/1/96                    504,915
                                                                                                            2,526,553
New Mexico -- 0.7%
    380,000                         AA       New Mexico Mortgage Finance Authority, Single-Family,
                                               Series A1, 5.500% due 1/1/97                                   383,720
New York -- 9.0%
  1,450,000                         Baa1*    Babylon, NY IDA, Babylon Community Waste
                                               Management, Series A, 7.650% due 7/1/97                      1,533,375
    600,000                         BBB      Metropolitan Transit Authority, NY Service Contract
                                               Transit Fees, Series 5, 6.100% due 7/1/98                      624,000
  1,700,000                         A-       New York State GO, Series C, 5.000% due 10/1/98                1,740,375
    640,000                         BBB+     New York State Medical Care Facilities Agency, Mental
                                               Health Service Facilities Improvement, Series D,
                                               6.300% due 8/15/97                                             660,000
    210,000                         Baa1*    North Country, NY Solid Waste Disposal, Series A,
                                               (Pre-Refunded -- Escrowed to Maturity with U.S.
                                               Treasury), 6.000% due 7/1/97                                   214,988
     180,000                        Baa1*    North Country, NY Solid Waste Disposal, Series A,
                                               (Unrefunded), 6.000% due 7/1/97                                184,275
                                                                                                            4,957,013

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                                                   November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.9%
                                             Cleveland County, OK Home Loan Authority,
                                               Single-Family Mortgage Revenue:
$   160,000                         A*           6.000% due 8/1/96                                        $  160,995
    140,000                         A*           6.100% due 2/1/97                                           141,575
    170,000                         A*           6.100% due 8/1/97                                           172,550
                                                                                                             475,120
Oregon -- 0.9%
    500,000                         AA-      Clackamas County, OR Hospital Facilities Authority
                                               Revenue, Sisters of Providence, Series A,
                                               5.300% due 10/1/96                                            505,700
Pennsylvania -- 8.9%
     70,000                         AAA      Falls Township, PA Hospital Authority Revenue,
                                               Delaware Valley Medical, FHA-Insured,
                                               6.000% due 8/1/01                                              72,363
    500,000                         BBB      Lehigh County, PA Industrial and Community
                                               Development Authority, (Strawbridge Project),
                                               7.200% due 12/15/01                                           538,125
    500,000                         A+       Pennsylvania State Higher Education, Thomas
                                               Jefferson University, Series A, 5.500% due 8/15/97            515,000
  1,170,000                         AAA      Pennsylvania State IDAR, AMBAC-Insured,
                                               6.000% due 1/1/99                                           1,232,888
                                             Philadelphia, PA Hospitals and Higher Education
                                               Facilities Authority:
                                                 Albert Einstein Medical Center:
    365,000                         BBB+           6.300% due 10/1/96                                        370,187
    390,000                         BBB+           6.500% due 10/1/97                                        400,237
  1,000,000                         BBB+         Graduate Health Systems, 6.500% due 7/1/97                1,027,500
    750,000                         AA       Westmoreland County, PA IDA, (Valley Landfill Project),
                                               4.375% due 5/1/18(a)                                          750,405
                                                                                                           4,906,705
Puerto Rico -- 0.8%
    420,000                         A-       Puerto Rico Medical Hospital, Series A, St. Lukes
                                               Hospital, 5.400% due 6/1/97                                   425,250
Rhode Island -- 1.0%
    500,000                         A*       Rhode Island State, Student Loan Authority, Series A,
                                               5.700% due 12/1/96                                            506,555


                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                                                  November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
South Carolina -- 1.0%
$   500,000                         A+       South Carolina State, Public Service Authority,
                                               (Santee - Cooper Project), Series D,
                                               5.500% due 7/1/98                                            $   518,750
Tennessee -- 0.4%
    234,347                         NR       Health and Educational Facilities Board, Metropolitan
                                               Government of Nashville and Davidson County, TN
                                               Cooke County, Baptist Hospital, 7.250% due 9/1/96(b)             236,468
Texas -- 7.9%
    500,000                         AAA      Arlington, TX Waterworks & Sewer Revenue, Refunding
                                               and Improvement, FGIC-Insured, 5.400% due 6/1/97                 511,875
  1,000,000                         Aa*      Brazos, TX Higher Education Authority, Series A-1,
                                               5.300% due 12/1/97                                             1,017,500
    300,000                         AAA      Dallas-Fort Worth, TX Regional Airport Revenue,
                                               Series A, FGIC-Insured, 5.875% due 11/1/07                       312,375
  1,000,000                         Aaa*     North Texas Higher Education Authority, Student
                                               Loan Revenue, Series B, 4.850% due 4/1/98                      1,008,750
  1,000,000                         AA-      Tarrant County, TX Housing Finance Corporation,
                                               Multi-Family Housing, Bedford Springs,
                                               4.500% due 9/1/06                                              1,000,000
    460,000                         AA       Texas State Veterans Housing Assistance, FHA-Insured,
                                               6.050% due 12/1/12                                               470,925
                                                                                                                4,321,425
Virgin Islands -- 1.2%
    635,000                         NR       Virgin Islands Public Financing Authority, Matching
                                               Revenue Funding, Series A, 6.250% due 10/1/96                    646,240
Virginia -- 1.8%
    470,000                         AAA      Fairfax County, VA Redevelopment & Housing Authority,
                                               Multi-Family Housing Revenue Refunding, FHA-Insured,
                                               Mortgage Loan, Kingsley, Series A, 6.500% due 11/1/01            495,264
    500,000                         Aaa*     Virginia Educational Loan Authority, Guaranteed Revenue,
                                               Series C, 4.850% due 3/1/98
                                                                                                                997,139


                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND

-----------------------------------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                                                  November 30, 1995
-----------------------------------------------------------------------------------------------------------------------
FACE
AMOUNT                              RATING   SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
Washington -- 3.6%
$   435,000                         AAA      Washington State Housing Finance, Single-Family
                                               Mortgage Revenue, GNMA and FNMA Securities
                                               Program, Series D, 5.800% due 7/1/97                          $   437,175
  1,500,000                         AA       Washington State Public Power Supply, Series B,
                                               (Nuclear Project No. 3), 7.000% due 7/1/97                      1,561,875
                                                                                                               1,999,050
Wisconsin -- 2.4%
                                             Wisconsin Housing Economic Development Authority:
  1,045,000                         A          4.500% due 11/1/98                                              1,037,163
    250,000                         A          Series A, 5.400% due 11/1/97                                      253,750
                                                                                                               1,290,913
Wyoming -- 2.7%
  1,500,000                         A        Platte County, WY PCR, 4.200% due 1/1/99                          1,501,876
                                               TOTAL INVESTMENTS -- 100%
                                               (Cost -- $54,072,087*)                                        $54,825,528

(a) "Put" bonds and notes with demand features with maturities greater than one year.
(b) Privately placed tax-exempt municipal lease agreement backed by an irrevocable bank letter of credit in the amount of $234,347.
* Aggregate cost for Federal income tax purposes is substantially the same. See pages 14 and 15 for definitions of ratings and certain security descriptions.

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------
All ratings are by Standard & Poor's Corporation ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Services ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        --   Bonds rated "AAA" have the highest rating assigned by Standard &
                Poor's. Capacity to pay interest and repay principal is
                extremely strong.
AA         --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A          --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                adverse effects of changes in circumstances and economic
                conditions than debt in higher rated categories.
BBB        --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
B          --   Bonds rated "B" has a greater vulnerability to default but currently has the the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's   --    Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa       --    Bonds that are rated "Aaa" are judged to be of the best quality.
                They carry the smallest degree of investment risk and are
                generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa        --    Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A         --    Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade
                obligations. Factors giving security to principal and interest are considered adequate but elements may be present which
                suggest a susceptibility to impairment some time in the future.
Baa       --    Bonds that are rated "Baa" are considered as medium grade
                obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment
                characteristics and in fact have speculative characteristics as well.
NR        --    Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------
SP-1        --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1         --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1      --   Moody's highest rating for issues having a demand feature --
                 VRDO.
P-1         --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------
ABAG        --   Association of Bay Area Governments
AIG         --   American International Guaranty
AMBAC       --   American Municipal Bond Assurance Corporation
BIG         --   Bond Investors Guaranty
CGIC        --   Capital Guaranty Insurance Company
COP         --   Certificate of Participation
EDA         --   Economic Development Authority
FLAIRS      --   Floating Adjustable Interest Rate Securities
FGIC        --   Financial Guaranty Insurance Company
FHA         --   Federal Housing Administration
FHLMC       --   Federal Home Loan Mortgage Corporation
FNMA        --   Federal National Mortgage Association
FSA         --   Federal Savings Association
GIC         --   Guaranteed Investment Contract
GNMA        --   Government National Mortgage Association
GO          --   General Obligation
HFA         --   Housing Finance Authority
IDA         --   Industrial Development Authority
IDAR        --   Industrial Development Authority Revenue
IDB         --   Industrial Development Board
IDR         --   Industrial Development Revenue
INFLOS      --   Inverse Floaters
LOC         --   Letter of Credit
MBIA        --   Municipal Bond Investors Assurance Corporation
MVRICS      --   Municipal Variable Rate Inverse Coupon Security
PCR         --   Pollution Control Revenue
RIBS        --   Residual Interest Bonds
VA          --   Veterans Administration
VRDD        --   Variable Rate Daily Demand
VRWE        --   Variable Rate Wednesday Demand

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------
Schedule of Assets and  Liabilities                November 30, 1995
--------------------------------------------------------------------
ASSETS:
 Investments, at value (Cost -- $54,072,087)             $54,825,528
 Interest receivable                                         975,952
 Receivable for securities sold                               70,688
 Deferred organization costs                                  13,046
--------------------------------------------------------------------
 Total Assets                                             55,885,214
--------------------------------------------------------------------
LIABILITIES:
 Payable to bank                                             482,072
 Payable for Fund shares redeemed                             77,839
 Distribution fees payable                                    18,725
 Investment advisory fees payable                             11,365
 Administration fees payable                                   6,508
 Accrued expenses                                             81,171
--------------------------------------------------------------------
 Total Liabilities                                           677,680
--------------------------------------------------------------------
Total Net Assets                                         $55,207,534
====================================================================
NET ASSETS:
 Par value of shares of beneficial interest              $     6,747
 Capital paid in excess of par value                      55,346,662
 Undistributed net investment income                           2,066
 Accumulated net realized loss on security transactions     (901,382)
 Net unrealized appreciation of investments                  753,441
--------------------------------------------------------------------
Total Net Assets                                          55,207,534
====================================================================
SHARES OUTSTANDING:
  Class A                                                  6,539,722
--------------------------------------------------------------------
  Class C                                                    207,413
--------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                               $8.18
--------------------------------------------------------------------
  Class C*                                                     $8.19
--------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 2.04% of net asset value
  per share)                                                   $8.35
====================================================================
* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
------------------------------------------------------------------------------
Statement of Operations
------------------------------------------------------------------------------
For the Year Ended November 30, 1995

INVESTMENT INCOME:
  Interest                                                          $ 3,321,269
-------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                     225,284
  Administration fees (Note 2)                                          129,392
  Distribution fees (Note 2)                                             99,183
  Registration fees                                                      31,000
  Shareholder and system servicing fees                                  30,600
  Shareholder communications                                             25,000
  Audit and legal                                                        21,100
  Custody                                                                20,800
  Trustees' fees                                                         16,000
  Amortization of deferred organization costs                            12,042
  Pricing service fees                                                   10,340
  Other                                                                   1,436
-------------------------------------------------------------------------------
  Total Expenses                                                        622,177
  Less: Fee waiver (Note 2)                                            (102,361)
-------------------------------------------------------------------------------
  Net Expenses                                                          519,816
-------------------------------------------------------------------------------
Net Investment Income                                                 2,801,453
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 4):
  Realized Loss From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              23,810,134
    Cost of securities sold                                          24,049,761
-------------------------------------------------------------------------------
  Net Realized Loss                                                    (239,627)
-------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)
    of Investments:
    Beginning of year                                                (1,554,796)
    End of year                                                         753,441
-------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                             2,308,237
-------------------------------------------------------------------------------
Net Gain on Investments                                               2,068,610
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 4,870,063
===============================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
-----------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------
For the Years Ended November 30,

                                                     1995           1994
---------------------------------------------------------------------------
OPERATIONS:
  Net investment income                         $  2,801,453   $  3,882,663
  Net realized loss                                 (239,627)      (616,478)
  Increase (decrease) in net unrealized
    appreciation                                   2,308,237     (3,140,215)
---------------------------------------------------------------------------
  Increase in Net Assets From Operations           4,870,063        125,970
---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
  Net investment income                           (2,807,662)    (3,882,663)
  Net realized gains                                      --         (8,764)
---------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (2,807,662)    (3,891,427)
---------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                 7,061,847     26,185,027
  Net asset value of shares issued for
    reinvestment of dividends                      1,986,240      2,875,739
  Cost of shares reacquired                      (32,245,904)   (45,373,002)
---------------------------------------------------------------------------
  Decrease in Net Assets From Fund
    Share Transactions                           (23,197,817)   (16,312,236)
---------------------------------------------------------------------------
Decrease in Net Assets                           (21,135,416)   (20,077,693)
NET ASSETS:
  Beginning of year                               76,342,950     96,420,643
---------------------------------------------------------------------------
  End of year *                                  $55,207,534    $76,342,950
===========================================================================
* Includes undistributed net investment
  income of:                                          $2,066         $8,275
===========================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Limited Maturity Municipals Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

The significant accounting policies consistently followed by the Fund are: (a) securities transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities and securities that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; and (g) the Fund intends to comply with the applicable provision of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement
                           --------------------------------------------------
Presentation of Income, Capital Gain, and Return of Capital Distributions by
----------------------------------------------------------------------------
Investment Companies, book and tax basis difference relating to shareholder
--------------------
distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 30, 1995, the cumulative effect of such differences, totaling $38, was reclassified to paid-in capital from overdistribution of realized gains. Net investment income, net realized gains, and net assets were not affected by this

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
change; and (i) certain prior year numbers have been restated to reflect current years presentation. Net investment income, realized gains, and net assets were not affected by this change.

  In addition, organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with the commencement of the Fund's operations in December 1991.

  2.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
      AGREEMENT AND OTHER TRANSACTIONS

  Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Funds pays SBMFM an advisory fee calculated at an annual rate of 0.30% of average daily net assets. The fee is calculated at an annual rate based on the Fund's average daily net assets and is paid by the Fund to SBMFM. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, SBMFM waived $64,838 of its investment advisory fees.

  SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, SBMFM waived $37,523 of its administration fees.

  In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of June 26, 1995 this relationship was terminated.

  Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended November 30, 1995, SB received sales charges of approximately $2,000 on sales of the Fund's Class A shares.

  There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares which applies if redemption occurs less than one year from initial purchase. For the year ended November 30, 1995, CDSCs paid to SB for Class C shares were approximately $7,000.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
  Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.20%. For the year ended November 30, 1995, total Distribution Plan fees incurred were as follows:

                                                               Class A  Class C
--------------------------------------------------------------------------------
Distribution Plan Fees                                         $95,439  $3,744

  3.  EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

  The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

  Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

  All officers and one Trustee of the Fund are employees of SB.

  4.  INVESTMENTS

  During the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) of investments were as follows:

Purchases                                                          $ 1,734,731
Sales                                                               24,049,761

  At November 30, 1995, the net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

Gross unrealized appreciation                                         $769,141
Gross unrealized depreciation                                          (15,700)
Net unrealized appreciation                                           $753,441

  5.  CAPITAL LOSS CARRYFORWARDS

  At November 30, 1995, the Fund had for Federal tax purposes approximately $864,246 of unused loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
to offset capital gains, it is probable that the gains so offset will not be distributed.

  The amount and year of expiration for each carryforward loss is indicated below:

                                                             11/30/02   11/30/03
--------------------------------------------------------------------------------
Carryforward Amount                                           $483,118  $381,128

  6. SHARES OF BENEFICIAL INTEREST

  As of November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. At November 30, 1995, total paid-in capital amounted to the following for each class:

                                                         Class A      Class C
--------------------------------------------------------------------------------
Total Paid-in Capital                                 $53,680,379  $  1,673,030

  Transactions in shares of each class were as follows:

                            Year Ended                 Year Ended
                         November 30, 1995          November 30, 1994*
                         -----------------          ------------------
                         Shares      Amount         Shares       Amount
----------------------------------------------------------------------------
Class A
Shares sold             685,255    $  5,505,799      3,175,899  $ 26,079,012
Shares issued on
 reinvestment           241,592       1,951,766        353,609     2,875,739
Shares redeemed      (3,992,142)    (32,223,892)    (5,604,134)  (45,373,002)
----------------------------------------------------------------------------
Net Decrease         (3,065,295)   $(24,766,327)    (2,074,626) $(16,418,251)
============================================================================
Class C
Shares sold             192,519    $  1,556,048         13,354  $    106,015
Shares issued on
 reinvestment             4,237          34,474             --            --
Shares redeemed          (2,697)        (22,012)            --            --
----------------------------------------------------------------------------
Net Increase            194,059    $  1,568,510         13,354  $    106,015
============================================================================
* For Class C shares, transactions are for the period from November 7, 1994 (inception date) to November 30, 1994.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
EACH YEAR:

Class A Shares                    1995       1994      1993          1992(1)
------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year                          7.94        $8.26         $8.07        $7.90
------------------------------------------------------------------------------
Income From Operations:
 Net investment income (2)        0.37         0.34          0.36         0.36
 Net realized and
  unrealized gain (loss)          0.24       (0.32)          0.19         0.17
------------------------------------------------------------------------------
Total Income From
 Operations                       0.61         0.02          0.55         0.53
------------------------------------------------------------------------------
Less Distributions From:
 Net investment income           (0.37)       (0.34)        (0.36)       (0.36)
------------------------------------------------------------------------------
Total Distributions              (0.37)       (0.34)        (0.36)       (0.36)
------------------------------------------------------------------------------
Net Asset Value, End of
 Year                             8.18        $7.94         $8.26        $8.07
------------------------------------------------------------------------------
Total Return                      7.88%        0.23%         6.98%       6.88%++
------------------------------------------------------------------------------
Net Assets, End of Year
 (000s)                        $53,510      $76,237       $96,421      $36,379
------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
  Expenses (2)                    0.80%       0.80%         0.75%       0.65%+
  Net investment income           4.33         4.15          4.24        4.74+
------------------------------------------------------------------------------
Portfolio Turnover Rate              3%         28%            4%          22%
==============================================================================
(1)  For the period from December 31, 1991 (inception date) to November 30,
     1992.
(2) The investment adviser has waived part of its fees for the three years ended November 30, 1995 and the period ended November 30, 1992. If such fees were not waived, the per share decreases in net investment income and expense ratios would have been as follows:

                         Per Share Decreases           Expense Ratios
                        in Net Investment Income      Without Fee Waivers
                        ------------------------      -------------------
                       1995   1994   1993   1992    1995   1994   1993   1992
                       -------------------------    -------------------------
Class A                $0.01  $0.01  $0.03  $0.05   0.96%  0.94%  1.07%  1.28%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

Class C Shares                                         1995        1994(1)
--------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $7.94           $7.92
--------------------------------------------------------------------------
Income From Operations:
  Net investment income (2)                         0.35            0.00*
  Net realized and unrealized gain                  0.25            0.02**
--------------------------------------------------------------------------
Total Income From Operations                        0.60            0.02
--------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.35)          (0.00)*
--------------------------------------------------------------------------
Total Distributions                                (0.35)          (0.00)
--------------------------------------------------------------------------
Net Asset Value, End of Year                       $8.19           $7.94
--------------------------------------------------------------------------
Total Return                                        7.74%           0.31%++
--------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $1,698            $106
--------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                      0.99%           1.00%+
  Net investment income                             4.06            3.94+
--------------------------------------------------------------------------
Portfolio Turnover Rate                                3%             28%
==========================================================================
(1)  For the period from November 17, 1994 (inception date) to November 30,
     1994.
(2) The investment adviser has waived part of its fees for the year ended November 30, 1995 and the period ended November 30, 1994. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:


                          Per Share Decreases          Expense Ratios
                         in Net Investment Income     Without Fee Waivers
                         ------------------------     -------------------
                           1995           1994        1995       1994
                         -----------------------------------------------
Class C                   $0.01          $0.00*       1.15%      1.14%+

*   Amount represents less than $0.01 per share.
** Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the beginning of the period.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Limited Maturity Municipals Fund of Smith Barney Investment Trust as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the two-year period then ended and for the period from December 31, 1991 (commencement of operations) to November 30, 1992, were audited by other auditors whose report thereon, dated January 18, 1995 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

        We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Limited Maturity Municipals Fund of Smith Barney Investment Trust as of November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

New York, New York
January 17, 1996

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------
        Change in Independent Auditor: On October 19, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

SMITH BARNEY
LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
Shareholder Information (unaudited)
--------------------------------------------------------------------------------
  On March 20, 1995, a special meeting of the shareholders of the Fund was held for the purpose of voting on the election of ten (10) trustees.

  The results of the vote were as follows:

Trustees                  % Voting in Favor  % Voting Against    % Abstaining
-----------------------------------------------------------------------------
Herbert Barg                96.308%             0.000%             3.692%
Alfred J. Bianchetti*       96.314              0.000              3.686
Martin Brody                96.308              0.000              3.692
Dwight B. Crane             96.368              0.000              3.632
Burt N. Dorsett             96.368              0.000              3.632
Elliot S. Jaffe             96.348              0.000              3.652
Stephen E. Kaugman          96.342              0.000              3.658
Joseph J. McCann            96.368              0.000              3.632
Heath B. McLendon*          96.368              0.000              3.632
Cornelius C. Rose, Jr.      96.342              0.000              3.658
=============================================================================
* Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, as amended, is indicated by an asterisk.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------
  100% of the dividends paid by the Fund from net investment income for the year ended November 30, 1995, are tax-exempt for regular Federal income tax purposes.

SMITH BARNEY                        [Logo] SMITH BARNEY
LIMITED
MATURITY                            A Member of Travelers Group [ART]
MUNICIPALS
FUND                                INVESTMENT ADVISER AND
                                    ADMINISTRATOR
                                    Smith Barney Mutual Funds
TRUSTEES                            Management Inc.
Herbert Barg
Alfred J. Bianchetti                DISTRIBUTOR
Martin Brody                        Smith Barney Inc.
Dwight B. Crane
Burt N. Dorsett                     CUSTODIAN
Elliot S. Jaffe                     PNC Bank
Stephen E. Kaufman
Joseph J. McCann                    SHAREHOLDER
Heath B. McLendon, Chairman         SERVICING AGENT
Cornelius C. Rose Jr.               First Data Investor Services Group, Inc.
                                    P.O. Box 9134
OFFICERS                            Boston, MA 02205-9134
Heath B. McLendon
Chairman of the Board
and Investment Officer
                                    This report is submitted for
Jessica M. Bibliowicz               the general information of the
President                           shareholders of Smith Barney
                                    Limited Maturity Municipals Fund.
Lewis E. Daidone                    It is not authorized for
Senior Vice President               distribution to prospective investors
and Treasurer                       unless accompanied or preceded by a
                                    current Prospectus for the Fund, which
Lawrence T. McDermott               contains information concerning the
Vice President                      Fund's investment policies and expenses
and Investment Officer              as well as other pertinent information.

Karen L. Mahoney-Malcomson          Smith Barney
Investment Officer                  Limited Maturity
                                    Municipals Fund
Thomas M. Reynolds                  388 Greenwich Street
Controller                          New York, New York 10013

Christina T. Sydor
Secretary
                                    FD0309 1/96

A N N U A L  R E P O R T


1995
1995
1995
1995
1995


        SMITH BARNEY
        INTERMEDIATE
        MATURITY
        NEW YORK
        MUNICIPALS
        FUND
        --------------------------
        November 30, 1995


[LOGO]  SMITH BARNEY MUTUAL FUNDS
        INVESTING FOR YOUR FUTURE.
        EVERY DAY.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

We are pleased to provide the annual report for the year ended November 30, 1995 for the Smith Barney Intermediate Maturity New York Municipals Fund. In this report, we summarize the period's prevailing economic and market conditions. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

ECONOMIC AND MUNICIPAL BOND MARKET OVERVIEW

The tax exempt market over the past year has been anything but dull. Following six interest rate increases by the Federal Reserve in 1994, economic growth and inflation subsided during 1995. At this point in time, however, it appears that the fixed income markets believe the Federal Reserve has achieved the goal of a soft landing for the economy. While participating in the market's overall rally, the municipal bond market lagged the other fixed income markets. In addition, other factors have impacted on the municipal bond market such as the strong performance of the equity markets, the spillover effect of the bankruptcy filing by Orange County, California and the current federal budget impasse in Washington, D.C.

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. We believe intermediate- and long-term municipal bonds offer investors excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasury bonds, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices.

In our view, the Federal Reserve will likely find it necessary to lower short-term interest rates over the upcoming months to maintain steady economic growth. A positive resolution of the current budget debate in Washington, D.C., would perhaps help to accelerate the pattern of Federal Reserve easing. An equally important factor to the municipal bond market, however, is the outlook for a continued low level of inflation.

NEW YORK ECONOMIC HIGHLIGHTS

Like his Republican counterpart in New Jersey Governor Christine Todd Whitman, Governor George E. Pataki has done an excellent job in reducing state government, cutting state employment and bringing much-needed fiscal discipline to the State's budget.

Gov. Pataki has successfully merged some of the state agencies that manage debt and there has been better control over the timing of debt issuance. To his credit, Gov. Pataki has implemented quality management controls that have resulted in more internal review before debt is issued, less short-term borrowing and less reliance on one-time measures. On the positive side, we expect reasonable revenue and expenditure estimates for New York to continue and we believe the state legislature is committed to using fewer budget gimmicks and relying less on short-term borrowing.

PORTFOLIO UPDATE

The one-year total return for the Smith Barney Intermediate Maturity New York Municipals Fund was 14.31% versus its Lipper peer group average of 13.86% for the same time period. (Lipper Analytical Services, Inc. is a major fund tracking organization.) As of November 30, 1995, the Fund's average weighted maturity was
6.46 years.

DIVIDEND POLICY

The Smith Barney Intermediate Maturity New York Municipals Fund does not fix a monthly dividend rate, but rather instead distributes all income earned by the Fund on a monthly basis to shareholders. We will continue to strive to offer an attractive dividend distribution rate.

At this time, we would like to thank you for your investment in the Smith Barney Intermediate Maturity New York Municipals Fund.


Sincerely,

/s/ Heath B. McLendon                       /s/ Lawrence T. McDermott

    Heath B. McLendon                           Lawrence T. McDermott
    Chairman and                                Vice President and
    Chief Executive Officer                     Investment Officer


January 10, 1996

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------
                       Net Asset Value
                    --------------------
                    Beginning      End        Income   Capital Gain    Total
Year Ended           of Year     of Year    Dividends  Distributions  Returns(1)
--------------------------------------------------------------------------------
11/30/95               $7.80      $8.48      $0.41       $0.00         14.31%
11/30/94                8.54       7.80       0.40        0.02         (3.97)
11/30/93                8.18       8.54       0.40        0.02          9.76
Inception* - 11/30/92   7.90       8.18       0.38        0.00          8.59+
--------------------------------------------------------------------------------
Total                                       $ 1.59       $0.04
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------
                      Net Asset Value
                    --------------------
                    Beginning      End        Income   Capital Gain    Total
Year Ended           of Year     of Year    Dividends  Distributions  Returns(1)
--------------------------------------------------------------------------------
Inception* - 11/30/95  $7.87      $8.48      $0.38       $0.00         13.01%+
--------------------------------------------------------------------------------
IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------
                                                        Without Sales Charge(1)
                                                       -------------------------
                                                       Class A           Class C
--------------------------------------------------------------------------------
Year Ended 11/30/95                                    14.31%              N/A
Inception* through 11/30/95                             7.18             13.01%+
--------------------------------------------------------------------------------
                                                          With Sales Charge(2)
                                                       -------------------------
                                                       Class A           Class C
--------------------------------------------------------------------------------
Year Ended 11/30/95                                    12.01%              N/A
Inception* through 11/30/95                             6.63             12.01%+
--------------------------------------------------------------------------------

Cumulative Total Return
--------------------------------------------------------------------------------
                                                        Without Sales Charge(1)
--------------------------------------------------------------------------------
Class A (Inception* through 11/30/95)                  31.21%              N/A
Class C (Inception* through 11/30/95)                  13.01             12.01%+
--------------------------------------------------------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed less than one year from initial purchase.
  + Total return is not annualized, as it may not be representative of the total return for the year.
  *  Inception dates for Class A and C shares are December 31, 1991 and
     December 5, 1994, respectively.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

              GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF THE
          SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
               VS. LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX
           AND LIPPER ANALYTICAL SERVICES, INC. PEER GROUP AVERAGE+
--------------------------------------------------------------------------------
                        December 1991 -- November 1995


                                 (GRAPH HERE)

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The Lehman Brothers 10 Year Municipal Bond Index is a broad-based index comprised of approximately 5,200 bonds totaling approximately $63 billion in market capitalization. The bonds are all municipal bonds with an average maturity of 9.8 years, an average yield of 4.93% and a duration of 7.08 years. The Lipper Analytical Services, Inc. Peer Group Average is an average of the Fund's peer group of mutual funds (33 funds as of November 30, 1995) investing in intermediate maturity New York tax-exempt bonds. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Portfolio Highlights                                           November 30, 1995
--------------------------------------------------------------------------------
INDUSTRY BREAKDOWN

                               (PIE CHART HERE)

Summary of Investments by Combined Ratings

                                      Standard &                 Percentage of
 Moody's           and/or               Poor's                 Total Investments
--------------------------------------------------------------------------------
  Aaa                                    AAA                         29.0%
  Aa                                     AA                          10.4
  A                                      A                            7.3
  Baa                                    BBB                         50.5
  B                                      B                            0.2
  NR                                     NR                           2.6
                                                                    -----
                                                                    100.0%
                                                                    =====

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments                                        November 30, 1995
--------------------------------------------------------------------------------
    FACE
   AMOUNT   RATING            SECURITY                                   VALUE
--------------------------------------------------------------------------------
EDUCATION -- 19.5%
$  200,000   AAA   Canandaigua City School District,
                     AMBAC-Insured, 6.400% due 6/1/99                $   215,750
   200,000   AAA   Central Square School District,
                     FGIC-Insured, 6.500% due 6/15/99                    216,500
 2,000,000   AAA   New York, New York, Educational
                     Construction Fund, Series A, MBIA-Insured,
                     6.500% due 4/1/04                                 2,272,500
                   New York State Dormitory Authority,
                     Revenue Bonds:
 1,000,000   Baa1*     City University, Second Generation,
                         Series A, 5.500% due 7/1/03                   1,037,500
 1,000,000   Baa1*     City University, Series F, 5.200% due 7/1/03    1,012,500
   500,000   AAA       College and University Educational Loan,
                         MBIA-Insured, 6.200% due 7/1/01(a)              543,125
   350,000   AA        Genesee Valley, Series B, FHA-Insured,
                         6.300% due 8/1/02                               388,500
   750,000   AAA       Manhattan College, 5.900% due 7/1/02              822,188
   985,000   AAA   New York State Urban Development, MBIA-Insured,
                     5.300% due 4/1/04                                 1,030,556
                   Puerto Rico Public Buildings Authority,
                     Public Education and Health Facilities Refunding:
   500,000   A+        Series I, 6.600% due 7/1/99                       533,750
   600,000   AAA       Series K, FGIC-Insured, 6.000% due 7/1/01         649,500
   500,000   A         Series M, 5.300% due 7/1/03                       517,500
 1,000,000   BBB+  State University Educational Facilities, Series A,
                     5.300% due 5/15/03                                1,026,250
   100,000   AAA   Wappingers Central School District,
                     AMBAC-Insured, 6.250% due 12/1/99                   108,125
--------------------------------------------------------------------------------
                                                                      10,374,244
--------------------------------------------------------------------------------
GENERAL OBLIGATION -- 21.4%
   400,000   AAA   Albany City School District, Series B,
                     MBIA-Insured, 6.000% due 12/15/00                   434,000
                   Buffalo GO:
   100,000   AAA     FGIC-Insured, 5.800% due 2/1/00                     106,000
   205,000   AAA     Series A, MBIA-Insured, 5.900% due 4/1/01           220,375
   385,000   AAA     Series B, MBIA-Insured, 5.900% due 4/1/01           413,875
   250,000   AAA   Erie County Public Improvement Project GO,
                     FGIC-Insured, 5.500% due 1/15/00                    262,500

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------
    FACE
   AMOUNT   RATING            SECURITY                                   VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION -- 21.4% (CONTINUED)
$  750,000   AAA   Government of Guam, Limited Obligation,
                     Highway Revenue, Series A, CGIC-Insured,
                     5.900% due 5/1/02                               $   810,000
   495,000   Baa*  Jamestown GO, Series A, 7.000% due 3/15/00
                     New York City GO:
 3,000,000   BBB+      Series A, 7.000% due 8/1/04                     3,292,500
   500,000   BBB+      Series B, 6.250% due 10/1/01                      521,875
     5,000   AAA       Series C, Subseries C-1, MBIA-Insured,
                         6.000% due 8/1/01                                 5,425
                   New York State COP:
   250,000   Baa1*   6.500% due 3/1/96                                   251,370
   300,000   Baa1*   6.900% due 3/1/98                                   314,625
                   New York State Urban Development,
                     Correctional Facilities, Series 3:
 1,230,000   Baa1*     6.700% due 11/1/99                              1,297,650
   595,000   Baa1*     6.800% due 1/1/00                                 635,906
 1,000,000   Baa1*     5.250% due 1/1/03                               1,006,250
   375,000   AAA   Niagara County GO, MBIA-Insured,
                     5.700% due 8/15/01                                  400,781
                   Oyster Bay GO:
   200,000   AAA     Series B, FGIC-Insured, 6.400% due 2/1/99           213,500
   150,000   AAA     Series C, FGIC-Insured, 6.300% due 10/1/99          161,438
   500,000   AAA   Yonkers GO, Series A, FGIC-Insured,
                     6.000% due 2/15/01                                  542,500
--------------------------------------------------------------------------------
                                                                      11,427,645
--------------------------------------------------------------------------------
HOSPITAL -- 15.3%
   365,000   AAA   New York State Dormitory Authority Revenue
                     Loan, Episcopal Health, FHA-Insured,
                     5.200% due 2/1/03                                   378,231
                   New York State Medical Care Facilities,
                     Revenue Bonds:
   650,000   BBB       Central Suffolk Hospital, (Project A),
                       5.400% due 11/1/00                                657,313
   815,000   AAA   Hospital and Nursing Home, Series A,
                     FHA-Insured, 5.500% due 8/15/04                     850,656
   725,000   BBB+  Mental Health Services, Facilities Improvement,
                     Series F, 6.100% due 2/15/02                        768,500
   600,000   AA    Methodist Hospital, Series A, FHA-Insured,
                     6.000% due 8/15/02                                  643,500

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------
    FACE
   AMOUNT   RATING            SECURITY                                   VALUE
--------------------------------------------------------------------------------
HOSPITAL -- 15.3% (CONTINUED)
$  250,000   Baa*      Secured Hospital, Series 1991A,
                         6.625% due 8/15/98                          $   263,125
                       Series B, FHA-Insured, (Long Island College):
   110,000   AAA         7.250% due 2/15/98                              117,563
   700,000   AAA         5.650% due 8/15/02                              736,750
                       Series C, FHA-Insured:
   730,000   AA          5.900% due 8/15/02                              767,413
   190,000   AAA         5.950% due 8/15/09                              197,125
 1,500,000   BBB+      Series F, 6.000% due 2/15/03                    1,586,250
                   New York State Urban Development
                     (Cornell Center Project):
565,000      Baa1*     5.400% due 1/1/02                                 579,831
595,000      Baa1*     5.500% due 1/1/03                                 614,337
--------------------------------------------------------------------------------
                                                                       8,160,594
--------------------------------------------------------------------------------
HOUSING: SINGLE FAMILY -- 5.0%
 2,500,000   AA    New York Housing, Revenue Refunding,
                     6.000% due 11/1/03                                2,659,375
--------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 2.8%
   100,000   B1*   Monroe County, New York,
                     Industrial Development Authority, Series A
                     (Genesee Hospital), 6.500% due 11/1/99              102,125
 1,345,000   NR    Westchester County Industrial Development
                     (AGR Realty Company Project), Revenue Bonds,
                     5.750% due 1/1/02                                 1,383,669
--------------------------------------------------------------------------------
                                                                       1,485,794
--------------------------------------------------------------------------------
LIFE CARE SYSTEMS -- 1.5%
   750,000   AAA   New York State Medical Care Facilities,
                     Long-Term Health Care Facilities, Series D,
                     CGIC-Insured, 5.750% due 11/1/02                    801,562
--------------------------------------------------------------------------------
MISCELLANEOUS -- 5.3%
 1,500,000   BBB+  New York State Dormitory Authority Revenue
                     Bonds, Court Facilities Lease Revenue,
                     Series A, 6.000% due 5/15/03                      1,582,500
                   New York State Municipal Bond Bank Agency,
                     Special Program Revenue:
   925,000   BBB+      Buffalo, Series A, 6.500% due 3/15/00             983,969
   250,000   A+        Rochester, Series A, 6.300% due 3/15/00           264,062
--------------------------------------------------------------------------------
                                                                       2,830,531
--------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------
    FACE
   AMOUNT   RATING            SECURITY                                   VALUE
--------------------------------------------------------------------------------
POLLUTION CONTROL -- 6.2%
                   New York State Environmental Facilities
                     Corporation:
$  500,000   AAA       PCR, State Water Revolving Fund, Series A,
                         5.950% due 3/15/02                          $   545,625
   200,000   Baa1*     Resource Recovery Revenue, (Huntington
                         Project), Series A, 7.375% due 10/1/99(a)       213,500
 1,135,000   BBB       Solid Waste Disposal Revenue, (Occidental
                         Petroleum Corporation), Sub-Series B,
                         5.500% due 9/1/03(a)                          1,153,444
                   Oneida-Herkimer Solid Waste Management
                     Authority:
   530,000   Baa*      5.900% due 4/1/98                                 543,250
   800,000   Baa*      6.300% due 4/1/01                                 843,000
--------------------------------------------------------------------------------
                                                                       3,298,819
--------------------------------------------------------------------------------
TRANSPORTATION -- 15.7%
   750,000   A       Commonwealth of Puerto Rico,
                       Highway and Transit Authority, Series U,
                       5.875% due 7/1/99                                 791,250
                     Metropolitan Transportation Authority,
                       New York Service Contract Transit Facilities,
                       Series 5:
   735,000   Baa1*       6.100% due 7/1/98                               764,400
   200,000   Baa1*       6.250% due 7/1/99                               211,000
                     New York State Thruway Authority,
                       Service Contract Local Highway and Bridges:
 1,000,000   Baa1*       6.000% due 4/1/02                             1,061,250
 1,750,000   Baa1*       6.000% due 4/1/03                             1,855,000
 2,000,000   AAA     Niagara, New York, Frontier Transportation
                       Authority, Greater Buffalo International
                       Airport, Series B, AMBAC-Insured, 5.750% due
                         4/1/04(a)                                     2,140,000
   920,000   AA      Syracuse COP, Hancock International Airport,
                       6.300% due 1/1/02(a)                            1,014,300
   500,000   AAA     Triborough Bridge & Tunnel Authority,
                       Special Obligation Refunding, Series A,
                       MBIA-Insured, 6.100% due 1/1/00                   536,875
--------------------------------------------------------------------------------
                                                                       8,374,075
--------------------------------------------------------------------------------
UTILITIES -- 7.3%
550,000      AAA   Buffalo Municipal Water, Finance Authority,
                     Water Systems Revenue, FSA-Insured,
                     5.350% due 7/1/02                               $   576,812

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------
    FACE
   AMOUNT   RATING            SECURITY                                   VALUE
--------------------------------------------------------------------------------
UTILITIES -- 7.3% (CONTINUED)
                   Guam Power Authority Revenue, Series A:
$  560,000   BBB     5.700% due 10/1/01                                  561,400
   300,000   BBB     5.900% due 10/1/02                                  302,625
   850,000   BBB     5.100% due 10/1/03                                  836,188
   750,000   A*    New York City Municipal Water Authority,
                     Water and Sewer Systems Revenue, Series A,
                     5.700% due 6/15/02                                  794,062
   250,000   Aa*   New York State Power Authority
                     Revenue and General Purpose, Series Z,
                     5.850% due 1/1/00                                   266,250
                   North Country, New York, Development Authority,
                     Solid Waste Management Systems Revenue:
   295,000   AAA       Series A, (Pre-Refunded -- Escrowed with
                         U.S. Government Securities to 7/1/99
                         Call @ 102), 6.500% due 7/1/01(b)               323,394
   245,000   Baa*      Series A, 6.500% due 7/1/01                       258,781
--------------------------------------------------------------------------------
                                                                       3,919,512
--------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $51,200,257)(c)                          $53,332,151
--------------------------------------------------------------------------------
(a) Income from these issues is considered a preference item for purposes of calculating alternative minimum tax.
(b) Pre-Refunded bonds escrowed by U.S. Government Securities and bonds escrowed to maturity by U.S. Government Securities are considered by the investment adviser to be triple-A even if issuer has not applied for new ratings.
(c)  Aggregate cost for Federal income tax purposes is substantially the same.

See pages 12 and 13 for definition of ratings and certain security descriptons.

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------
All ratings are by Standard & Poor's Corporation ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Services ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
B       -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------
SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------
ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
FLAIRS -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Federal Savings Association
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
RIBS   -- Residual Interest Bonds
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            November 30, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $51,200,257)                      $ 53,332,151
  Interest receivable                                                   817,643
  Receivable for Fund shares sold                                        20,553
  Deferred organization costs                                            13,046
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                       54,183,393
--------------------------------------------------------------------------------
LIABILITIES:
  Payable to bank                                                     1,120,371
  Payable for Fund shares purchased                                      20,417
  Distribution fees payable                                              16,965
  Investment advisory fees payable                                        6,347
  Administration fees payable                                             3,652
  Accrued expenses                                                       54,806
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                   1,222,558
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 52,960,835
--------------------------------------------------------------------------------

NET ASSETS:
  Par value of beneficial interest                                 $      6,247
  Capital paid in excess of par value                                52,609,315
  Undistributed net investment income                                       460
  Accumulated net realized loss on security transactions             (1,787,081)
  Net unrealized appreciation of investments                          2,131,894
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 52,960,835
--------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Class A                                                             6,200,765
  ------------------------------------------------------------------------------
  Class C                                                                46,327
  ------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                                          $8.48
  ------------------------------------------------------------------------------
  Class C*                                                                $8.48
  ------------------------------------------------------------------------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
  (net asset value plus 2.00% of net asset value per share)               $8.65
--------------------------------------------------------------------------------
* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended November 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                         $  3,210,896
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                     198,729
  Administration fees (Note 2)                                          113,559
  Distribution fees (Note 2)                                             84,737
  Registration fees                                                      30,000
  Shareholder communications                                             27,947
  Audit and legal                                                        26,500
  Shareholder and system servicing fees                                  25,980
  Custody                                                                13,553
  Trustees' fees                                                         12,900
  Amortization of deferred organization costs                            12,042
  Other                                                                   4,931
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                        550,878
  Less: Fee waiver (Note 2)                                            (181,695)
--------------------------------------------------------------------------------
  NET EXPENSES                                                          369,183
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,841,713
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5:)
  Realized Loss From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              10,283,525
    Cost of securities sold                                          10,515,105
--------------------------------------------------------------------------------
  NET REALIZED LOSS                                                    (231,580)
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
  (Depreciation) of Investments:
    Beginning of year                                                (2,904,872)
    End of year                                                       2,131,894
--------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION                             5,036,766
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                               4,805,186
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                             $  7,646,899
--------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Years Ended November 30,
                                                           1995         1994
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $ 2,841,713  $ 3,291,902
  Net realized loss                                       (231,580)  (1,555,501)
  Increase (decrease) in net unrealized appreciation     5,036,766   (4,498,322)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      7,646,899   (2,761,921)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                 (2,841,253)  (3,291,902)
  Net realized gains                                            --     (164,958)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                       (2,841,253)  (3,456,860)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                       3,982,346   16,902,649
  Net asset value of shares issued
    for reinvestment of dividends                        1,988,128    2,400,444
  Cost of shares reacquired                            (19,905,297) (18,224,100)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                            (13,934,823)   1,078,993
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                  (9,129,177)  (5,139,788)
NET ASSETS
  Beginning of year                                     62,090,012   67,229,800
--------------------------------------------------------------------------------
  END OF YEAR*                                         $52,960,835  $62,090,012
--------------------------------------------------------------------------------
*Includes undistributed net investment income of:             $460           --
--------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

   1.  SIGNIFICANT ACCOUNTING POLICIES

   Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") is a separate investment fund of Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Limited Maturity Municipals Fund. The financial statements and financial highlights for these funds are presented in separate annual reports.

   The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities and securities that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement
                           --------------------------------------------------
Presentation of Income, Capital Gain, and Return of Capital Distributions by
----------------------------------------------------------------------------
Investment Companies, book and tax basis differences relating to shareholder
--------------------
distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 30, 1995, the cumulative effect of such differences, totaling $320, was reclassified to

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
paid-in capital from accumulated net realized loss. Net investment income, net realized gains, and net assets were not affected by this change; and (i) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.

   In addition, organization costs have been deferred and are being amortized on a straight line basis over a five year period, beginning with the commencement of the Fund's operations in December 1991.

   2.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
       AGREEMENT AND OTHER TRANSACTIONS

   Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. Effective November 17, 1995, the investment advisory fee declined from 0.35% to 0.30%. The fee is calculated at an annual rate based on the Fund's average daily net assets and is paid by the Fund to SBMFM. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, SBMFM waived $115,831 of its investment advisory fees.

   SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, SBMFM waived $65,864 of its administration fee.

   In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of June 26, 1995, this relationship was terminated.

   Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended November 30, 1995, SB received sales charges of approximately $32,000 on purchases of the Fund's Class A shares.

   There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs less than one year

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
from initial purchase. For the year ended November 30, 1995, CDSCs paid to SB for Class C shares were approximately $8,000.

   Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.20% of the average daily net assets. For the year ended November 30, 1995, total Distribution Plan Fees incurred were:

                                                          CLASS A       CLASS C
--------------------------------------------------------------------------------
Distribution Plan Fees                                    $84,263        $474
--------------------------------------------------------------------------------
   All officers and one Trustee of the Fund are employees of SB.

   3.  EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

   The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

   Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

   4.  FUND CONCENTRATION

   The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

   5.  Investments

   For the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term investments) of investments were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $        --
--------------------------------------------------------------------------------
Sales                                                                10,283,525
--------------------------------------------------------------------------------

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
   At November 30, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 2,145,904
Gross unrealized depreciation                                           (14,010)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 2,131,894
--------------------------------------------------------------------------------

   6.  CAPITAL LOSS CARRYFORWARDS

   At November 30, 1995, the Fund had for Federal tax purposes approximately $1,787,081 of unused loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed .

   The amount and year of the expiration for each carryforward loss is indicated below:

                                                        11/30/02       11/30/03
--------------------------------------------------------------------------------
Carryforward Amount                                    $1,450,416      $336,665
--------------------------------------------------------------------------------

   7.  SHARES OF BENEFICIAL INTEREST

   As of November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. At November 30, 1995, total paid-in capital amounted to the following for each class:

                                                          Class A      Class C
--------------------------------------------------------------------------------
Total Paid-in Capital                                   $52,230,053    $385,509
--------------------------------------------------------------------------------

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
   Transactions in shares of each class were as follows:

                                  Year Ended                 Year Ended
                              November 30, 1995           November 30, 1994
                          ------------------------    --------------------------
                            Shares       Amount         Shares        Amount
--------------------------------------------------------------------------------
CLASS A
Shares sold                 445,483   $  3,603,196     2,019,093   $ 16,902,649
Shares issued on
  reinvestment              241,744      1,981,748       289,917      2,400,444
Shares redeemed          (2,443,262)   (19,905,297)   (2,224,208)   (18,224,100)
--------------------------------------------------------------------------------
Net Increase (Decrease)  (1,756,035)  $(14,320,353)       84,802   $  1,078,993
--------------------------------------------------------------------------------
CLASS C
Shares sold                  45,901   $    379,150            --             --
Shares issued on
  reinvestment                  426          6,380            --             --
Shares redeemed                  --             --            --             --
--------------------------------------------------------------------------------
Net Increase                 46,327   $    385,530            --             --
--------------------------------------------------------------------------------

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year:

Class A Shares                            1995      1994      1993    1992(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $   7.80  $  8.54   $  8.18   $  7.90
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (2)                 0.41     0.40      0.40      0.38
  Net realized and unrealized gain (loss)   0.68    (0.72)     0.38      0.28
--------------------------------------------------------------------------------
Total Income (Loss) From Operations         1.09    (0.32)     0.78      0.66
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.41)   (0.40)    (0.40)    (0.38)
  Net realized gains                         --     (0.02)    (0.02)       --
--------------------------------------------------------------------------------
Total Distributions                       (0.41)    (0.42)    (0.42)    (0.38)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $  8.48   $  7.80   $  8.54   $  8.18
--------------------------------------------------------------------------------
TOTAL RETURN                              14.31%    (3.97)%    9.76%     8.59%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)          $52,568   $62,090   $67,230   $24,543
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (2)                             0.65%     0.65%     0.65%     0.65%+
  Net investment income                    5.01      4.77      4.59      4.95+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      --        68%       22%       68%
--------------------------------------------------------------------------------
(1)  For the period from December 31, 1991 (inception date) to November 30,
     1992.
(2) The investment adviser has waived all or part of its fees for the three years ended November 30, 1995 and the period ended November 30, 1992. If such fees were not waived, the per share decreases in net investment income and the expense ratios would have been as follows:

                      Per Share Decreases                 Expense Ratios
                    in Net Investment Income           Without Fee Waivers
                  -----------------------------   -----------------------------
                   1995    1994    1993    1992    1995    1994    1993   1992
                  -----   -----   -----   -----   -----   -----   -----  ------
Class A           $0.03   $0.03   $0.04   $0.06   0.97%   0.98%   1.10%  1.45%+

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year:

Class C Shares                                                         1995(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                     $ 7.87
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (2)                                              0.38
  Net realized and unrealized gain                                       0.61
--------------------------------------------------------------------------------
Total Income From Operations                                             0.99
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                 (0.38)
  Net realized gains                                                       --
--------------------------------------------------------------------------------
Total Distributions                                                     (0.38)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                           $ 8.48
--------------------------------------------------------------------------------
TOTAL RETURN                                                            13.01%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                         $  393
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (2)                                                           0.86%+
  Net investment income                                                  4.74+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    --
--------------------------------------------------------------------------------
(1)  For the period from December 5, 1994 (inception date) to November 30, 1995.
(2) The investment adviser has waived all or part of its fees for the year ended November 30, 1995. If such fees were not waived, the per share decreases in net investment income and expense ratios would have been as follows:

                                   Per Share Decreases          Expense Ratios
                                 in Net Investment Income    Without Fee Waivers
                                 ------------------------    -------------------
                                           1995                      1995
                                           ----                      ----
Class C                                   $0.03                     1.19%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Trustees of Smith Barney Investment Trust:

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Intermediate Maturity New York Municipals Fund of Smith Barney Investment Trust as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the two-year period then ended and for the period from December 31, 1991 (commencement of operations) to November 30, 1992, were audited by other auditors whose report thereon, dated January 18, 1995 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Intermediate Maturity New York Municipals Fund of Smith Barney Investment Trust as of November 30, 1995, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                              /s/ KPMG Peat Marwick LLP

New York, New York
January 17, 1996

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------
   Change in Independent Auditor: On October 19, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter.
A copy of this letter is available upon request by calling the Fund at
(212) 723-9218.

SMITH BARNEY
INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
--------------------------------------------------------------------------------
Shareholder Information (unaudited)
--------------------------------------------------------------------------------
   On March 20, 1995, a special meeting of the shareholders of the Fund was held for the purpose of voting on the election of ten (10) trustees.

The results of the vote were as follows:

TRUSTEES                    % VOTING IN FAVOR   % VOTING AGAINST   % ABSTAINING
--------------------------------------------------------------------------------
Herbert Barg                    97.467%              0.000%            2.533%
Alfred J. Bianchetti*           97.467               0.000             2.533
Martin Brody                    97.467               0.000             2.533
Dwight B. Crane                 97.700               0.000             2.300
Burt N. Dorsett                 97.700               0.000             2.300
Elliot S. Jaffe                 97.700               0.000             2.300
Stephen E. Kaufman              97.700               0.000             2.300
Joseph J. McCann                97.700               0.000             2.300
Heath B. McLendon*              97.627               0.000             2.373
Cornelius C. Rose, Jr.          97.700               0.000             2.300
--------------------------------------------------------------------------------
* Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, as amended, is indicated by an asterisk.
--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------
  100% of the dividends paid by the Fund from net investment income for the year ended November 30, 1995, are tax-exempt for regular Federal income tax purposes.

SMITH BARNEY
INTERMEDIATE
MATURITY NEW YORK
MUNICIPALS FUND

TRUSTEES
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

OFFICERS
Heath B. McLendon
Chairman of the Board and
Investment Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Lawrence T. McDermott
Vice President
and Investment Officer

Karen L. Mahoney-Malcomson
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
------------
A Member of TravelersGroup [LOGO]


INVESTMENT ADVISER
AND ADMINISTRATOR
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Intermediate Maturity New York Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY
INTERMEDIATE MATURITY
NEW YORK
MUNICIPALS FUND
388 Greenwich Street
New York, New York 10013


FD0311 1/96

ANNUAL REPORT

1995
1995
1995                               [PHOTO APPEARS HERE]
1995
1995

SMITH BARNEY
INTERMEDIATE
MATURITY
CALIFORNIA
MUNICIPALS FUND
-----------------------------------
November 30, 1995

[LOGO] SMITH BARNEY MUTUAL FUNDS
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

--------------------------------------------------------------------------------
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide you with this annual report for the Smith Barney Intermediate Maturity California Municipals Fund for the year ended November 30, 1995. In this report, we summarize the period's prevailing economic and market conditions. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

MARKET REVIEW AND PORTFOLIO UPDATE

The year ended November 30, 1995 concluded with weakening economic indicators, fairly benign inflation indicators and bond prices moving higher. Since our investment focus for the Intermediate Maturity California Municipals Fund is income-oriented, we have positioned the Fund in the 7-to-8 year area of the yield curve while being diversified among investment grade ratings. This strategy has allowed us to maximize our income while capturing most of the recent rally.

At present, the market is rapidly approaching interest rate levels not seen since the fall of 1993. Although the market could potentially move even higher, we believe it is unlikely. Accordingly, we adopted a more conservative strategy as we approached the New Year. In the event of any further increases in bond prices, we will shorten our maturities to make the Fund less susceptible to interest rate fluctuations. We believe this is the hallmark of a disciplined investment approach.

For most of the period covered by this report, we kept our holdings because the Fund was fully invested in what we believed to be the right maturity range. But as the market nears the record price levels of 1993, we are adopting a more conservative stance by increasing our cash position and shortening maturities. This will be an ongoing process with any future market rallies.

CALIFORNIA ECONOMIC HIGHLIGHTS

The California economy displayed impressive growth in 1995. Civilian employment increased 3% during the year, reflecting strong gains in entertainment, advanced technology, manufacturing and international trade. Consumer spending continued to advance, with retail sales up 6.2% for the year. Durable goods sales were also up 7.3% for the year. However, the housing segment of California's economy still appears to be stagnant, despite historically attractive mortgage rates. This translated into general fund revenues that are currently 5.4% above the 1994 state budget forecast.

MARKET OUTLOOK

The outlook for the next six months in the municipal bond market is fairly benign. A slower economy and low inflation rate are normally positive signs for the bond market. However, betting on a weak economy in a Presidential election year in this century has left many an investor wiser (and poorer). Washington D.C. still has considerable fiscal flexibility and the Federal Reserve clearly has some room to ease. As a result, we do not believe there will be another massive drop in long-term rates in the U.S. Therefore we have adopted a more conservative structure for the Fund.

We believe municipal bonds will continue to provide the best after-tax income stream available in today's market, and should be considered an integral part of many investors' overall investment strategy.

At this time, we would like to thank you for your investment in the Smith Barney Intermediate California Municipals Fund.

Sincerely,


/s/ Heath B. McLendon                   /s/ Joseph P. Deane

Heath B. McLendon                       Joseph P. Deane
Chairman and Chief                      Vice President and
Executive Officer                       Investment Officer

January 10, 1996

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                      ------------------
                      Beginning    End     Income    Capital     Total
Year Ended            of Year    of Year  Dividends   Gains    Returns(1)
-------------------------------------------------------------------------
11/30/95               $7.80      $8.53    $0.40      $0.00     14.85%
11/30/94                8.50       7.80     0.39       0.01     (3.65)
11/30/93                8.04       8.50     0.39       0.00     10.70
Inception* - 11/30/92   7.90       8.04     0.35       0.00      6.33+
Total                                      $1.53      $0.01

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                      ------------------
                      Beginning    End       Income    Capital   Total
Year Ended            of Year    of Year   Dividends   Gains  Returns(1)
-------------------------------------------------------------------------
11/30/95               $7.80       $8.52     $0.38      $0.00   14.36%
Inception* - 11/30/94   7.76        7.80      0.02       0.00    0.72+
Total                                        $0.40      $0.00

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                      ------------------
                      Beginning    End       Income    Capital     Total
Year Ended            of Year    of Year   Dividends   Gains    Returns(1)
---------------------------------------------------------------------------
Inception* - 11/30/95    $ 8.39    $8.54      $0.09     $0.00      2.92%+

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                               Without Sales Charge(1)
                                       ------------------------------------
                                       Class A        Class C       Class Y
                                       ------------------------------------
Year Ended 11/30/95                    14.85%          14.36%          N/A
Inception* through 11/30/95             6.99           14.31          2.92%
                                       ------------------------------------
                                               With Sales Charge(2)
                                       ------------------------------------
                                       Class A        Class C       Class Y
                                       ------------------------------------
Year Ended 11/30/95                    12.54%          13.36%          N/A
Inception* through 11/30/95             6.44           14.31          2.92%

Cumulative Total Return
                                       ------------------------------------
                                               Without Sales Charge(1)
                                       ------------------------------------
Class A (Inception* through 11/30/95)                30.31%
Class C (Inception* through 11/30/95)                15.23
Class Y (Inception* through 11/30/95)                 3.88
                                       ------------------------------------


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed less than one year from initial purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, C and Y shares are December 31, 1991, November 8, 1994 and September 8, 1995, respectively.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

              Growth of $10,000 Invested in Class A Shares of the
         Smith Barney Intermediate Maturity California Municipals Fund
               vs. Lehman Brothers 10-Year Municipal Bond Index
           and Lipper Analytical Services, Inc. Peer Group Average+
--------------------------------------------------------------------------------
                        December 1991 -- November 1995

                             [GRAPH APPEARS HERE]


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The Lehman Brothers 10-Year Municipal Bond Index ("Index") is a broad-based index which includes about 5,200 bonds totaling approximately $63 billion in market capitalization. The Lipper Analytical Services, Inc. Peer Group Average is composed of an average of the Fund's peer group of mutual funds (32 funds as of November 30, 1995) investing in intermediate maturity California tax-exempt bonds. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               November 30, 1995
--------------------------------------------------------------------------------
Industry Breakdown


                           [PIE CHART APPEARS HERE]



Summary of Investments by Combined Ratings

                        Standard &         Percentage of
Moody's      and/or       Poor's         Total Investments
----------------------------------------------------------
 Aaa                        AAA                28.4%
 Aa                         AA                 14.8
 A                          A                  31.0
 Baa                        BBB                22.2
VMIG 1                      A-1                 2.2
 NR                         NR                  1.4
                                              -----
                                              100.0%
                                              =====

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments                                        November 30, 1995
--------------------------------------------------------------------------------

 FACE
AMOUNT    RATING             SECURITY                                      VALUE
--------------------------------------------------------------------------------
Education -- 9.9%
                    California Educational Facilities Authority,
                      Revenue Bonds:
$  945,000  AAA         College of Osteopathic Medicine,
                           5.550% due 6/1/06                        $  982,800
   320,000  A1*         Loyola Marymount University, Series B,
                          6.300% due 10/1/03                           354,400
   200,000  A*          Mills College, 6.500% due 9/1/02               221,500
   500,000  AA          University of Southern California,
                          5.300% due 10/1/04                           526,875
   285,000  AAA     Kern High School District, Series C,
                      MBIA-Insured, 8.750% due 8/1/03                  361,950
   300,000  A       New Haven University School District,
                     5.300% due 7/1/01                                 311,250
--------------------------------------------------------------------------------
                                                                     2,758,775
--------------------------------------------------------------------------------
General Obligation -- 2.1%
                    California State GO:
   100,000  A+         9.800% due 10/1/00                              123,375
   200,000  A          6.000% due 9/1/03                               217,250
   215,000  AAA     Virgin Islands Territory GO, (Escrowed to
                       Maturity with U.S. Government Securities),
                       8.000% due 3/1/98(a)                            233,812
--------------------------------------------------------------------------------
                                                                       574,437
--------------------------------------------------------------------------------
Hospital -- 16.8%
   405,000  AAA     Arlington Community Hospital Corporation,
                       Parkview Community Hospital First
                       Mortgage Revenue, (Escrowed to Maturity
                       with U.S. Government Securities),
                       8.000% due 6/1/04(a)                            465,750
                    California Health Facilities, Financing Authority:
   200,000  AAA        Adventist Health System/West Agency,
                         Series B, MBIA-Insured, 6.150% due 3/1/99     212,000
 1,000,000  AAA        Mills-Peninsula, CONNIE LEE-Insured,
                         5.300% due 1/15/05                          1,028,750
   200,000  AA-        Sisters of Providence, 6.200% due 11/15/03      219,250
   400,000  AAA        St. Elizabeth's Hospital Project, (Escrowed with
                         U.S. Government Securities to 11/15/02
                         Call @ 102), 5.900% due 11/15/03(a)           439,000
 1,200,000  AA        California Statewide Community Development COP,
                         St. Joseph's Health, 5.875% due 7/1/05      1,270,500

                      See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------

FACE
AMOUNT    RATING             SECURITY                                      VALUE
--------------------------------------------------------------------------------
Hospital -- 16.8% (continued)
$ 345,000 AAA       City of Marysville Hospital Revenue Refunding
                     Bonds, (The Fremont-Rideout Health Group),
                     1993 Series A, AMBAC-Insured,
                     5.100% due 1/1/03(b)                            $   356,643
  250,000 A+        Riverside County Asset Leasing Corp., Leasehold
                      Revenue, Riverside County Hospital (Project A),
                      6.000% due 6/1/04                                  261,875
  400,000 BBB+      Valley Health Systems COP, (Refunding Project),
                      6.250% due 5/15/99                                 407,000
--------------------------------------------------------------------------------
                                                                       4,660,768
--------------------------------------------------------------------------------
Housing -- 9.5%
                    California Housing Finance Agency Revenue,
                     Home Mortgage:
    5,000 AA-         Single-Family Housing Revenue, Series A,
                        10.000% due 2/1/02                                 5,010
  295,000 AA-         Series B1, 5.900% due 8/1/04(c)                    309,012
  700,000 AA-         Series E1, FHA-Insured,
                        5.900% due 8/1/05(c)                             740,250
  700,000 AA-         Series E1, FHA-Insured,
                        5.900% due 8/1/05(c)                             742,000
  300,000 AAA       San Luis Obispo HFA Multi-Family Housing
                     Revenue, (Parkwood Apartments
                     Project), Series A, FNMA-Collateralized,
                     5.500% due 8/1/03                                   304,875
  525,000 AAA       City of Santa Rosa Mortgage Revenue Refunding,
                     (Marlow Apartments Project), FHA-Insured,
                     5.600% due 9/1/05                                   528,281
--------------------------------------------------------------------------------
                                                                       2,629,428
--------------------------------------------------------------------------------
Miscellaneous -- 18.0%
1,200,000 BBB       Fresno Joint Powers Financing Authority,
                     Series A, 5.750% due 9/2/98                       1,209,000
                    Irvine Ranch Water District, Joint Powers Agency,
                     Local Pool Revenue, Issue II:
800,000   A+            7.200% due 8/15/96                               814,528
480,000   A+            7.800% due 8/15/01                               515,400
345,000   A         Mendocino County Public Facilities Authority
                     Corporation, COP 1993, 5.500% due 8/15/03           348,450
155,000   AAA*      Montclair Redevelopment Agency, Residential
                     Mortgage Revenue, (Escrowed to Maturity with
                     U.S. Government Securities), 7.750% due
                     10/1/11(a)                                          189,875

                   See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------

 FACE
AMOUNT    RATING             SECURITY                                      VALUE
--------------------------------------------------------------------------------
Miscellaneous -- 18.0% (continued)
                    San Francisco Downtown Parking, Series R:
$ 450,000 A*         6.000% due 4/1/02                               $   473,625
  280,000 A*         6.150% due 4/1/03                                   297,500
                    Santa Barbara COP,
                     (Harbor Refunding Project):
  270,000 A*            6.400% due 10/1/02                               292,950
  285,000 A*            6.500% due 10/1/03                               311,362
  265,000 AA-       Simi Valley Community Development Agency COP,
                     Simi Valley Business Center, Guaranty
                     Agreement with New England Mutual Life,
                     6.050% mandatory put 10/1/99                        275,269
  205,000 AAA       Upland COP, (Police Building Refunding
                     Project), AMBAC-Insured 6.200% due 9/1/00           226,269
--------------------------------------------------------------------------------
                                                                       4,954,228
--------------------------------------------------------------------------------
Short-Term -- 2.2%
  600,000 VMIG    1*California Health Facilities,
                      (St. Joseph's Hospital Project),
                      3.450% due 7/13/13(d)                              600,000
--------------------------------------------------------------------------------
Solid Waste -- 9.2%
                    Kings County Waste Management, Solid Waste
                     Revenue Bonds:
400,000   BBB+         6.500% due 10/1/03                                427,000
310,000   BBB+         6.600% due 10/1/04                                332,088
795,000   A*        Redding Joint Powers Financing Authority,
                     Solid Waste and Corporate Yard, Series A,
                     5.00% due 1/1/94                                    771,150
1,000,000 Baa1*     South Napa Waste Management Facilities,
                     6.00% due 2/15/04(c)                              1,020,000
--------------------------------------------------------------------------------
                                                                       2,550,238
--------------------------------------------------------------------------------
Tax Allocation -- 15.8%
  855,000 A         Garden Grove Agency Tax Allocation Revenue,
                     (Garden Grove Community Project),
                     5.375% due 10/1/03                                  864,619
1,000,000 Baa*      Hawthorne Community Redevelopment Agency,
                     (Tax Allocation Redevelopment Project,
                     Area 2), 6.200% due 9/1/05                        1,058,750
  630,000 AAA       Lynwood Redevelopment Agency Tax Allocation,
                     (Project Area), Series A, AMBAC-Insured,
                     5.125% due 7/1/03                                   655,988

                   See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------

 FACE
AMOUNT    RATING             SECURITY                                      VALUE
--------------------------------------------------------------------------------
TAX ALLOCATION -- 15.8% (continued)
                    Orange County Development Agency Tax Allocation,
                     (Santa Anna Heights Project):
$500,000   BBB         5.500% due 9/1/00                              $  500,000
 500,000   BBB         5.600% due 9/1/01                                 500,000
 750,000   A-       Paramount Redevelopment Agency Tax Allocation
                     Refunding, Redevelopment Project Area
                     No. 1, 5.800% due 8/1/03                            790,313
--------------------------------------------------------------------------------
                                                                       4,369,670
--------------------------------------------------------------------------------
TRANSPORTATION -- 13.4%
 500,000   A1*      Los Angeles County, Transportation Commission
                     COP, Series B, 6.200% due 7/1/03                    545,625
                    Palm Springs Financing Authority, Airport
                     Revenue, (Palm Springs Regional Airport),
                     MBIA-Insured:
 200,000   AAA         5.400% due 1/1/03                                 210,500
 400,000   AAA         5.500% due 1/1/04                                 423,000
 350,000   A1*      Sacramento, Regional Transportation COP,
                     Series A, 6.400% due 3/1/03                         384,562
 240,000   AAA      San Francisco Airport Improvement Corp.,
                     Lease Revenue, (Escrowed to Maturity with U.S.
                     Government Securities), 8.000% due 7/1/13(a)        300,900
                    San Jose, Airport Revenue:
 500,000   AAA       MBIA-Insured, 5.750% due 3/1/03                     537,500
 800,000   AAA       Series 93, FGIC-Insured, 5.400% due 3/1/04(c)       833,000
 450,000   A-       Southern California Rapid Transit Authority,
                      District A2, Special Benefit Assessment,
                      6.100% due 9/1/03                                  481,500
--------------------------------------------------------------------------------
                                                                       3,716,587
--------------------------------------------------------------------------------
UTILITIES -- 1.1%
 325,000   BBB-     Trinity County Public Utilities District
                     COP, Electric
                      District Facilities, 5.600% due 4/1/00(c)          329,875
--------------------------------------------------------------------------------
WATER & SEWER -- 2.0%
                    Mojave Water District, California Improvement
                     District, (Morongo Basin):
 250,000   BBB+        6.250% due 9/1/02                                 265,313
 280,000   BBB+        6.375% due 9/1/03                                 299,950
--------------------------------------------------------------------------------
                                                                         565,263
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $26,421,066)(e)                               $ 27,709,269
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------

(a) Pre-Refunded bonds escrowed by U.S. Government Securities and bonds escrowed to maturity by U.S. Government Securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(b)  Securities segregated by Custodian for open purchase commitment.
(c) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Variable rate obligations payable at par on demand at any time on more than seven days notice.
(e)  Aggregate cost for Federal income tax purposes is substantially the same.
+    Fitch Investors Services, Inc.

     See pages 12 and 13 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Corporation ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Services ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  -    Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA   -    Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A    -    Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB   --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Moody's - Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa   --  Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa    --  Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A     --  Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa   --  Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR    --  Indicates that the bond is not rated by Standard & Poor's or Moody's.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1  --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1   --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1--  Moody's highest rating for issues having a demand feature -- VRDO.
P-1   --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

ABAG    --  Association of Bay Area Governments
AIG     --  American International Guaranty
AMBAC   --  American Municipal Bond Assurance Corporation
BIG     --  Bond Investors Guaranty
CGIC    --  Capital Guaranty Insurance Company
COP     --  Certificate of Participation
EDA     --  Economic Development Authority
FLAIRS  --  Floating Adjustable Interest Rate Securities
FGIC    --  Financial Guaranty Insurance Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FSA     --  Federal Savings Association
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDR     --  Industrial Development Revenue
INFLOS  --  Inverse Floaters
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors Assurance Corporation
MVRICS  --  Municipal Variable Rate Inverse Coupon Security
PCR     --  Pollution Control Revenue
RIBS    --  Residual Interest Bonds
VA      --  Veterans Administration
VRDD    --  Variable Rate Daily Demand
VRWE    --  Variable Rate Wednesday Demand

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            November 30, 1995
--------------------------------------------------------------------------------

ASSETS:
 Investments, at value (Cost--$26,421,066)                          $27,709,269
 Receivable for securities sold                                         512,750
 Interest receivable                                                    469,241
 Receivable for Fund shares sold                                         62,334
 Deferred organization costs                                             13,046
-------------------------------------------------------------------------------
 TOTAL ASSETS                                                        28,766,640
-------------------------------------------------------------------------------
LIABILITIES:
 Distribution fees payable                                               10,043
 Investment advisory fees payable                                         2,115
 Payable for Fund shares purchased                                        1,926
 Administration fees payable                                              1,212
 Accrued expenses                                                        25,643
-------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                       40,939
-------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $28,725,701
-------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest                         $     3,367
 Capital paid in excess of par value                                 28,442,165
 Accumulated net realized loss on security transactions              (1,008,034)
 Net unrealized appreciation of investments                           1,288,203
-------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $28,725,701
-------------------------------------------------------------------------------
SHARES OUTSTANDING:
 Class A                                                              3,071,957
-------------------------------------------------------------------------------
 Class C                                                                264,384
-------------------------------------------------------------------------------
 Class Y                                                                 30,581
-------------------------------------------------------------------------------
NET ASSET VALUE:
 Class A (and redemption price)                                           $8.53
-------------------------------------------------------------------------------
 Class C*                                                                 $8.52
-------------------------------------------------------------------------------
 Class Y (and redemption price)                                           $8.54
-------------------------------------------------------------------------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
 (net asset value plus 2.04% of net asset value per share)                $8.70
-------------------------------------------------------------------------------

* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                           $1,424,850
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                      88,385
  Administration fees (Note 2)                                           50,505
  Distribution fees (Note 2)                                             38,884
  Registration fees                                                      30,000
  Audit and legal                                                        22,600
  Shareholder and system servicing fees                                  14,812
  Custody                                                                13,800
  Trustees' fees                                                         13,500
  Amortization of deferred organization costs                            12,042
  Shareholder communications                                              7,000
  Other                                                                   3,314
--------------------------------------------------------------------------------
  Total Expenses                                                        294,842
  Less: Fee waiver (Note 2)                                            (103,536)
--------------------------------------------------------------------------------
  Net Expenses                                                          191,306
--------------------------------------------------------------------------------
Net Investment Income                                                 1,233,544
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5):
  Realized Loss From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                               7,926,839
    Cost of securities sold                                           7,997,868
--------------------------------------------------------------------------------
  Net Realized Loss                                                     (71,029)
  Increase in Net Unrealized Appreciation (Note 8)                    2,337,768
--------------------------------------------------------------------------------
Net Gain on Investments                                               2,266,739
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 3,500,283
================================================================================

                      See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Years Ended November 30,

                                                      1995              1994
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                $ 1,233,544  $  1,505,492
 Net realized loss                                        (71,029)     (731,956)
 Increase (decrease) in net unrealized appreciation     2,337,768    (1,997,496)
--------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations      3,500,283    (1,223,960)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                 (1,233,544)   (1,505,492)
 Net realized gains                                            --       (44,755)
--------------------------------------------------------------------------------
 Decrease in Net Assets From
   Distributions to Shareholders                       (1,233,544)   (1,550,247)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
 Net proceeds from sale of shares                       2,161,490    10,344,195
 Net asset value of shares issued in connection
  with the transfer of the Smith Barney Muni
  Funds: California Limited Term Portfolio's
  net assets (Note 8)                                   6,851,373            --
 Net asset value of shares issued for
  reinvestment of dividends                               901,975     1,207,127
 Cost of shares reacquired                             (8,859,955)  (15,886,918)
--------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From
  Fund Share Transactions                               1,054,883    (4,335,596)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                       3,321,622    (7,109,803)
NET ASSETS:
 Beginning of year                                     25,404,079    32,513,882
--------------------------------------------------------------------------------
 End of year                                          $28,725,701  $ 25,404,079
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

  1.  Significant Accounting Policies

  Smith Barney Intermediate Maturity California Municipals Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

  The significant accounting policies consistently followed by the Fund are: (a) securities transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities and securities that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement
                           --------------------------------------------------
Presentation of Income, Capital Gain, and Return of Capital Distributions by
----------------------------------------------------------------------------
Investment Companies, book and tax basis differences relating to shareholder
--------------------
distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 30, 1995, the cumulative effect of such differences, totaling $186, was reclassified to paid-in capital from overdistribution of realized gains. Net investment

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

income, net realized gains, and net assets were not affected by this change; and
(i) certain prior years numbers have been restated to reflect current year's presentation. Net investment income, realized gains, and net assets were not affected by this change.

  In addition, organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with the commencement of the Fund's operations in December 1991.

2.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
    AGREEMENT AND OTHER TRANSACTIONS

  Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. Effective November 17, 1995, the investment advisory fee declined from 0.35% to 0.30%. The fee is calculated at an annual rate based on the Fund's average daily net assets and is paid by the Fund to SBMFM. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, SBMFM waived $65,910 of its investment advisory fee.

SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1995, SBMFM waived $37,626 of its administration fee.

In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 10, 1995, this relationship was terminated.

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended November 30, 1995, SB received sales charges of approximately $22,000 on sales of the Fund's Class A shares.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

  There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs less than one year from initial purchase. For the year ended November 30, 1995, CDSCs paid to SB were approximately $4,000 for Class C shares.

  Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.20%.

  All officers and one Trustee of the Fund are employees of SB.

  3.  EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

  The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

  Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

  4.  FUND CONCENTRATION

  The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

  5.  INVESTMENTS

  For the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------------
Purchases                                                             $1,929,802
--------------------------------------------------------------------------------
Sales                                                                  7,926,839
--------------------------------------------------------------------------------

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

  At November 30, 1995, the net unrealized appreciation of investments for Federal income tax purposes consisted of the following:
--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 1,304,235
Gross unrealized depreciation                                           (16,032)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,288,203
--------------------------------------------------------------------------------

  6.  CAPITAL LOSS CARRYFORWARDS

  At November 30, 1995, the Fund had for Federal tax purposes approximately $1,008,000 of unused capital loss carryforwards available, subject to certain limitations, to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  The amount and year of expiration for each carryforward loss is indicated below:

                                                  11/30/02            11/30/03
--------------------------------------------------------------------------------
Capital Loss Carryforwards                        $739,000            $269,000
--------------------------------------------------------------------------------

  7. SHARES OF BENEFICIAL INTEREST

  As of November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. At November 30, 1995, total paid-in capital amounted to the following for each class:

                                     Class A        Class C        Class Y
--------------------------------------------------------------------------------
Total Paid-in Capital              $25,995,215    $2,232,853      $217,464
--------------------------------------------------------------------------------

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

  Transactions in shares of each class were as follows:

                              YEAR ENDED                 YEAR ENDED
                           NOVEMBER 30, 1995         NOVEMBER 30, 1994*
                        ---------------------    -------------------------
                        SHARES        AMOUNT       SHARES         AMOUNT
--------------------------------------------------------------------------
CLASS A
Shares sold             200,184   $ 1,627,590    1,242,342    $ 10,299,195
Net assets of shares
issued
in connection with
transfer of the Smith
Barney Muni Funds:
California Limited Term
Portfolio's net assets
(Note 8)                558,469     4,685,557           --             --
Shares issued on
reinvestment            107,116       875,765      146,296      1,207,127
Shares redeemed      (1,046,887)   (8,539,501)  (1,962,629)   (15,886,918)
--------------------------------------------------------------------------------
Net Decrease           (181,118)  $(1,350,589)    (573,991)  $ (4,380,596)
--------------------------------------------------------------------------------
CLASS C
Shares sold              65,405   $   533,900        5,799   $     45,000
Net assets of shares
issued
in connection with
transfer of the Smith Barney
Muni Funds: California
Limited Term Portfolio's
net assets (Note 8)     193,073     1,616,289           --             --
Shares issued on
reinvestment              2,539        21,251           --             --
Shares redeemed          (2,432)      (20,454)          --             --
--------------------------------------------------------------------------------
Net Increase            258,585   $ 2,150,986        5,799   $     45,000
--------------------------------------------------------------------------------

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                      YEAR ENDED              YEAR ENDED
                                   NOVEMBER 30, 1995       NOVEMBER 30, 1994*
                                 -------------------       --------------------
                                 SHARES      AMOUNT        SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS Y
Shares sold                        --            --           --           --
Net assets of shares issued
  in connection with
  transfer of the Smith
  Barney Muni Funds: California
  Limited Term Portfolio's
  net assets (Note 8)           65,496       $ 549,527        --           --
Shares issued on
reinvestment                       588           4,959        --           --
Shares redeemed                (35,503)       (300,000)       --           --
--------------------------------------------------------------------------------
Net Increase                    30,581       $ 254,486        --           --
--------------------------------------------------------------------------------

*For Class C shares, transactions are for the period from November 7, 1994
 (inception date) to November 30, 1994.

  8. TRANSFER OF NET ASSETS

  On September 8, 1995, the Fund acquired the net assets and certain liabilities of the Smith Barney Muni Funds: California Limited Term Portfolio ("California Limited Term") pursuant to a plan of reorganization approved by California Limited Term shareholders on August 28, 1995. Total shares issued by the Fund and the total net assets of California Limited Term and the Fund on the date of the transfer were:

                                               TOTAL NET
                                 SHARES        ASSETS OF        TOTAL NET
                                ISSUED BY      ACQUIRED         ASSETS OF
ACQUIRED FUND                   THE FUND       PORTFOLIO        THE FUND
--------------------------------------------------------------------------------
California Limited Term         817,038       $6,851,373       $23,045,761
--------------------------------------------------------------------------------

  The total net assets of California Limited Term before acquisition included unrealized appreciation of $155,851 and a net realized loss of $181,719. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year:

CLASS A SHARES                          1995       1994       1993      1992(1)
===============================================================================
NET ASSET VALUE, BEGINNING OF YEAR   $  7.80    $  8.50    $  8.04   $   7.90
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (2)             0.40       0.39       0.39       0.35
  Net realized and unrealized
   gain (loss)                          0.73      (0.69)      0.46       0.14
-------------------------------------------------------------------------------
Total Income (Loss) From Operations     1.13      (0.30)      0.85       0.49
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                (0.40)     (0.39)     (0.39)     (0.35)
  Net realized gains                      --      (0.01)        --         --
-------------------------------------------------------------------------------
Total Distributions                    (0.40)     (0.40)     (0.39)     (0.35)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $  8.53    $  7.80    $  8.50   $   8.04
-------------------------------------------------------------------------------
TOTAL RETURN                           14.85%     (3.65)%    10.70%      6.33%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)       $26,211    $25,359    $32,514   $ 10,667
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (2)                          0.75%      0.75%      0.72%      0.65%+
  Net investment income                 4.89       4.73       4.45       4.81+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    8%        39%        16%        46%
================================================================================

(1)  For the period from December 31, 1991 (inception date) to November 30,
     1992.
(2) The investment adviser has waived all or part of its fees for the three years ended November 30, 1995 and the period ended November 30, 1992. If such fees were not waived, the per share decreases in net investment income and expense ratios would be as follows:

                    Per Share Decreases                Expense Ratios
                 in Net Investment Income           Without Fee Waivers
                --------------------------       --------------------------
                 1995   1994   1993   1992        1995   1994   1993   1992
                -----  -----  -----  -----       -----  -----  -----  -----
Class A         $0.03  $0.04  $0.07  $0.11       1.16%  1.24%  1.49%  2.18%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

CLASS C SHARES                         1995        1994(1)
===========================================================
NET ASSET VALUE, BEGINNING OF YEAR     $ 7.80     $   7.76
-----------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (2)              0.38         0.01
  Net realized and unrealized gain       0.72         0.05**
-----------------------------------------------------------
Total Income From Operations             1.10         0.06
-----------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.38)       (0.02)
  Net realized gains                       --           --
-----------------------------------------------------------
Total Distributions                     (0.38)       (0.02)
-----------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $8.52        $7.80
-----------------------------------------------------------
TOTAL RETURN                            14.36%        0.72%++
-----------------------------------------------------------
NET ASSETS, END OF YEAR (000S)         $2,254          $45
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (2)                           0.98%        0.95%+
  Net investment income                  4.54         4.53+
-----------------------------------------------------------
PORTFOLIO TURNOVER RATE                     8%          39%
===========================================================

(1)  For the period from November 8, 1994 (inception date) to November 30, 1994.
(2) The investment adviser has waived a part of its fees for the year ended November 30, 1995, and the period ended November 30, 1994. If such fees were not waived, the per share decreases in net investment income and expense ratios would be as follows:

                     Per Share Decreases         Expense Ratios
                   in Net Investment Income    Without Fee Waivers
                   ------------------------    -------------------
                      1995       1994            1995       1994
                      ----       ----            ----       ----
Class C               $0.03      0.00*           1.39%      1.44%+

 * Amount represents less than $0.01 per share.
** The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

CLASS Y SHARES                                                         1995(1)
===============================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                     $8.39
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (2)                                             0.09
  Net realized and unrealized gain                                      0.15
-------------------------------------------------------------------------------
Total Income From Operations                                            0.24
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                (0.09)
  Net realized gains                                                      --
-------------------------------------------------------------------------------
Total Distributions                                                    (0.09)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                           $8.54
-------------------------------------------------------------------------------
TOTAL RETURN                                                            2.92%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                         $ 261
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (2)                                                          0.58%+
  Net investment income                                                 4.74+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    8%
===============================================================================

(1)  For the period from September 8, 1995 (inception date) to November 30,
     1995.
(2) The investment adviser has waived a part of its fees for the period ended November 30, 1995. If such fees were not waived, the per share decrease in net investment income and expense ratio would be as follows:

                         Per Share Decrease         Expense Ratio
                      in Net Investment Income    Without Fee Waiver
                      ------------------------    ------------------
                                 1995                    1995
                                 ----                    ----
Class Y                         $0.03                    0.99%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
SMITH BARNEY INVESTMENT TRUST:

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Intermediate Maturity California Municipals Fund of Smith Barney Investment Trust as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the two-year period then ended and for the period from December 31, 1991 (commencement of operations) to November 30, 1992, were audited by other auditors whose report thereon, dated January 25, 1995 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney International Maturity California Municipals Fund of Smith Barney Investment Trust as of November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

New York, New York
January 17, 1996

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

   Change in Independent Auditor: On October 19, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

SMITH BARNEY
INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
--------------------------------------------------------------------------------
Shareholder Information (unaudited)
--------------------------------------------------------------------------------

   On March 20, 1995, a special meeting of the shareholders of the Fund was held for the purpose of voting on the election of ten (10) trustees.

   The results of the vote were as follows:

Trustees                    % Voting in Favor   % Voting Against   % Abstaining
================================================================================
Herbert Barg                     97.898%              0.00%            2.102%
Alfred J. Bianchetti*            98.100               0.00             1.900
Martin Brody                     98.100               0.00             1.900
Dwight B. Crane                  98.100               0.00             1.900
Burt N. Dorsett                  98.100               0.00             1.900
Elliot S. Jaffe                  98.100               0.00             1.900
Stephen E. Kaufman               98.100               0.00             1.900
Joseph J. McCann                 97.898               0.00             2.102
Heath B. McLendon*               98.100               0.00             1.900
Cornelius C. Rose, Jr.           98.100               0.00             1.900

* Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, as amended, is indicated by an asterisk.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

   100% of the dividends paid by the Fund from net investment income for the year ended November 30, 1995, are tax-exempt for regular Federal income tax purposes.

Smith Barney
Intermediate
Maturity
California
Municipals
Fund


TRUSTEES

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

OFFICERS

Heath B. McLendon
Chairman of the Board and
Investment Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President
and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
------------
A Member of Travelers Group [LOGO}


INVESTMENT ADVISER AND
ADMINISTRATOR
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Intermediate Maturity California Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY
INTERMEDIATE MATURITY
CALIFORNIA
MUNICIPALS FUND
388 Greenwich Street
New York, New York 10013


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